united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 12/31

Date of reporting period: 06/30/16

Item 1. Reports to Stockholders.

Semi-Annual Report

June 30, 2016

TOPS® Aggressive Growth ETF Portfolio

TOPS® Balanced ETF Portfolio

TOPS® Conservative ETF Portfolio

TOPS® Growth ETF Portfolio

TOPS® Moderate Growth ETF Portfolio

Each a series of the Northern Lights Variable Trust

Distributed by Northern Lights Distributors, LLC

Member FINRA

A Message from the TOPS® Portfolio Management Team

Mid-Year 2016 Market Commentary

“First Half Returns Were Positive, in an Environment of Uncertainty”

The “bad news” seemed to make a lot more noise than the “good news” so far in 2016, yet each of the TOPS portfolios recorded positive returns for the first half as a whole. Recalling the pain of January (the worst month for stocks since 2009), oil’s plunge to under $30 per barrel and the initial panicked response to the United Kingdom’s June “Brexit” vote, it seems surprising equity returns could end up on the plus side. Likewise, fixed income returns were also very solid, despite concerns of interest rate risk heading into 2016.

While there is no shortage of interesting questions to cover at this time, here are three that stand out in terms of potential impact on future portfolio returns:

1)	No new highs for the stock market in over a year – is a stealth Bear Market underway?

2)	A new low was touched in the US 10 year Treasury yield – is a stealth Bull Market underway?

3)	US GDP has barely grown in the past 2-3 quarters – is a stealth economic Recession underway?

Second Quarter and First Half Market Returns

Before attempting to answer our questions, we’ll review the returns year-to-date. Our diversified portfolios fared well for the quarter and half, as market participation continued to broaden from 2015’s “large cap only” pattern. All but one of the ETFs held in TOPS portfolios scored gains for both quarter 2 (Q2) and first half (H1) – a rare occurrence given the broad range of asset classes we hold and the diverse factors that drive shorter term performance. Likewise, all equity orientated TOPS Portfolios finished ahead of the S&P 500 for H1, net of assumed fees.

For Q2, the S&P 500 was +2.46%, S&P MidCap +3.99% and S&P SmallCap +3.48%. The reversal of leadership between S&P 500 Value (+3.96%) and Growth (+1.01%) appeared to gain steam in Q2. The strongest ETFs in TOPS portfolios were Flexshares Global Upstream Natural Resources (GUNR) at +9.49% in Q2 and SPDR Dow Jones REIT (RWR) +5.35%. Perhaps due to worries about BREXIT and continued signs of slow economic growth, the international developed economy ETF Vanguard FTSE All-World ex-US (VEU) was a laggard in Q2 at +0.57%. Vanguard FTSE Emerging Markets (VWO) extended its recovery with a +2.56% gain.

06/30/2016

Equity markets were volatile during Q2, but overall the results suggested investors’ appetite for risk was increasing. That “risk on” attitude carried over to the bond market, as US investment grade corporates (+3.7%) and high yield corporates (+5.6%) outperformed the primary fixed income index, the Barclays Capital U.S. Aggregate Bond which returned +2.2%. The flight to safety due to global growth concerns benefited U.S. Treasury Bonds as the 7-year bond returned +2.7% and U.S. TIPS +1.7%.

During the first half of 2016, investors were forced to cope with economic concerns, surprising presidential primary outcomes, volatile commodity prices, terrorist attacks and uncertainty from Central Bank leaders. Unsurprisingly, the resulting extremes of sentiment caused markets to fluctuate significantly. However, every time the markets fell, buyers eventually stepped up to the plate. The net of this activity was positive returns across asset classes, whether they were beneficiaries of “risk on” or “risk off” tactics. By the end of June, the Q2 results discussed above were representative of relative returns for H1 2016.

The broader equity markets were led by US MidCap (+7.93%), US SmallCap (+6.23%) and S&P 500 Value (+6.24%). As in Q2, S&P 500 Growth trailed at +1.55% and emerging markets (VWO +8.61%) trounced international developed markets (VEU +0.32%). Most of the TOPS diversifier asset classes added to returns, with REITS and Global Natural Resources particularly strong. The one ETF with a negative return was Guggenheim Global Timer (CUT), which was -3.27%.

The TOPS portfolios benefitted from exposure to diversifier fixed income sectors in H1, as WisdomTree Emerging Markets Local Debt (ELD) staged a recovery from the weak results of the past few years, gaining +11.84%. High Yield bonds, as represented by the PIMCO 0-5 Year High Yield Corp Bond Index ETF (HYS) was also very strong at +8.07%. Our lower overall interest rate risk profile restrained returns from Treasuries and investment grade corporates, but they were still positive for H1.

Is an Equity Bear Market Underway?

Even after considering the solid mid-single-digit returns for the first half, many market observers have noted the S&P 500 has been unable to attain a new closing high since May 21, 2015. They argue the reasons for this failure exemplify Bear Markets signposts: declining earnings (EPS), weak prospects for future growth, above-average valuations and an unfriendly Federal Reserve. In short, they see no rationale for a rising stock market in the U.S.

We are agnostic on the topic of predicting Bull vs. Bear Markets and believe it’s a fool’s errand to attempt to forecast such trend changes in advance. Having stated that, we do agree with the points made above, i.e., that

06/30/2016

some Bearish signposts have been passed. However, if one thinks about the market volatility (brief surges up and plunges down) experienced since the most recent S&P peak, it becomes apparent that the markets may continue to go back-and-forth past signposts. For instance, EPS has been declining, but not very much. With one key factor (oil prices) stabilizing and another key factor (low interest rates) reaching even lower lows, the EPS signpost may switch to positive. Above-average valuations may limit price gains, but won’t necessarily cause significant losses. And, of course, the Fed has recently shifted back to a dovish stance.

We caution investors that attempting to time Bull and Bear markets, or worse yet, shorter term moves of less than 10% may be hazardous to your portfolio’s health. A stealth Bear Market may be beginning for some U.S. stocks, but so may the next leg up of the Bull Market. At any rate, stocks may actually look attractive versus bonds (and record-low yields) as we note in the next section.

Is a Fixed Income Bull Market Underway?

The 10 year U.S. Treasury Bond yield fell to new all-time lows of 1.35% early in July. Since prices move in the opposite direction of yields, that means the Treasury Bond market has reached new highs. That sounds like the definition of a Bull Market. In fact, the primary competitor for safety-conscious bond buyers is the German Bund and its 10 year yield actually dropped into negative territory recently. Negative yields indicate an investor is willing to pay the German government to take the investor’s funds and hold them for 10 years. While negative interest rates are hard to fathom, it seems negative rates are plausible in the U.S. as well. In order for that to occur, the Fed would have to reverse course and cut short rates below zero combined with renewed strength in the US Dollar. While not our base case, we are now allowing for it, as a possibility, in our modeling.

So, our answer to the Bond question seems fairly clear: the Bull Market that began 35 years ago in 1981 remains in place. However, that was also true for the NASDAQ stock index back in 2000 – which proved to be the last gasp of a very strong Bull. We are not predicting the immediate end of this leg of the Bull market in bonds, but we believe it is prudent to maintain lower than normal fixed income return expectations in the near term.

Our perspective is that bond yields will eventually rise, but probably at a measured pace. With no recession or high inflation, the TOPS mix of shorter durations and modest credit risk should continue to be an appropriate strategy.

So, our final question is:

06/30/2016

Is the US Economy on the Verge of Recession?

We entered 2016 without great enthusiasm for the prospects of global economic growth. The two largest economies, America and China, will probably rank fairly high in terms of GDP, but neither shows signs of acceleration. European growth may improve slightly, but the key hopes on the Continent are for continued easing by the European Central Bank. The mass influx of refugees will continue to weigh on those economies in 2016. Global growth seems likely to remain sluggish.

Perhaps BREXIT (the United Kingdom’s June vote to leave the European Union) will be a catalyst to cause sluggish growth to accelerate into recession? Investors certainly panicked when the surprising results were announced, but cooler heads quickly prevailed. The impact on the UK and on global economies may in fact be negative, but the uncertainties of the terms of the exit that Britain and the EU negotiate – not to mention the risk of Scotland leaving the UK, are unforecastable and will not take place soon. Imports and exports with the UK account for less than 5% of America’s trade in goods and services, so it simply is not large enough to cause a US recession directly.

US growth has been disappointing with GDP +1.4% in Q4 2015 and +1.1% in Q 2016. We will reiterate the point we have made over and over for the past several years: slow GDP growth is still growth. A Recession means shrinkage of GDP. The yield curve remains positive, wages are growing, employment is growing, capital spending is positive, consumer confidence measures are positive, housing is expanding, etc., etc., etc. The bottom line is that leading indicators of a stealth Recession are not in place.

Portfolio Strategies

TOPS employs a proven, disciplined process of portfolio management. Likewise, our portfolio management team has about 70 years of portfolio management experience. Our experience and process are well suited for the challenges presented by global markets. As always, the TOPS strategy for managing globally diversified ETF portfolios is focused on optimizing risk adjusted returns. As such, we believe the portfolios are appropriately structured for the current environment.

The S&P 500® Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks.

The S&P 500® Growth measures the growth segment of the S&P 500® Index. The index is designed to be an investable portfolio of companies that meet specific inclusion criteria to ensure that they are liquid and financially viable.

The S&P 500® Value measures the value segment of the S&P 500® Index. The index is designed to be an investable portfolio of companies that meet specific inclusion criteria to ensure that they are liquid and financially viable.

06/30/2016

The S&P MidCap 400® measures the mid-cap segment of the U.S. equity market. The index is designed to be an investable portfolio of companies that meet specific inclusion criteria to ensure that they are liquid and financially viable.

The S&P SmallCap 600® measures the small cap segment of the U.S. equity market. The index is designed to be an investable portfolio of companies that meet specific inclusion criteria to ensure that they are liquid and financially viable.

The Barclays Capital Aggregate Bond Index is weighted according to market capitalization, which means the securities represented in the index are weighted according to the market size of the bond category. Treasury securities, mortgage-backed securities (MBS) foreign bonds, government agency bonds and corporate bonds are some of the categories included in the index. The bonds represented are medium term with an average maturity of about 4.57 years. In all, the index represents about 8,200 fixed-income securities with a total value of approximately $15 trillion (about 43% of the total U.S. bond market).

The Barclays Capital High Yield Very Liquid Index includes publicly issued U.S. dollar denominated, non-investment grade, fixed-rate, taxable corporate bonds that have a remaining maturity of at least one year, regardless of optionality, are rated high- yield (Ba1/BB+/BB+ or below) using the middle rating of Moody’s, S&P, and Fitch, respectively (before July 1, 2005, the lower of Moody’s and S&P was used), and have $600 million or more of outstanding face value.

The Barclays Capital U.S. Credit Bond Index measures the performance of investment grade corporate debt and agency bonds that are dollar denominated and have a remaining maturity of greater than one year.

The Barclays Capital Intermediate U.S. Treasury Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of greater than or equal to 1 year and less than 10 years, are rated investment grade, and have $250 million or more of outstanding face value.

The Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index includes all publicly issued, U.S. Treasury inflation-protected securities that have at least one year remaining to maturity, are rated investment grade, and have $250 million or more of outstanding face value.

The PIMCO 0-5 Year High Yield Corporate Bond Index ETF tracks the BofA Merrill Lynch 0-5 Year US High Yield Constrained Index. The BofA Merrill Lynch 0-5 Year US High Yield Constrained Index is an unmanaged index comprised of US dollar denominated below investment grade corporate debt securities publicly issued in the US domestic market with remaining maturities of less than 5 years.

You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges. Past Performance is no guarantee of future results.

6528-NLD-7/27/2016

06/30/2016

TOPS® Aggressive Growth ETF Portfolio

Portfolio Review (Unaudited)

June 30, 2016

The Portfolio’s performance figures* for the periods ended June 30, 2016, as compared to its benchmark:

			Five	Performance
	Six	One	Year	Since Inception**	Performance
	Months	Year	(Annualized)	(Annualized)	Since Inception***
Aggressive Growth ETF Portfolio
Class 1	4.72%	(1.69)%	6.23%	5.51%	N/A
Class 2	4.58%	(1.93)%	6.03%	5.32%	N/A
Investor Class	4.35%	N/A	N/A	N/A	(2.73)%
S&P 500 Total Return Index ****	3.84%	3.99%	12.10%	11.32%	1.39%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Per the fee table in the most recent prospectus, the Portfolio’s total annual operating expense ratios including acquired fund fees and expenses for Class 1, Class 2, and Investor Class are 0.38%, 0.63%, and 0.88%, respectively. For performance information current to the most recent month-end, please call 1-855-572-5945.

**	Class 1 and Class 2’s inception date was April 26, 2011.

***	Investor Class inception date was July 22, 2015.

****	The S&P 500 Total Return Index is an unmanaged market capitlization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Portfolio’s returns, the Index does not reflect any fees or expenses.

Holdings by Asset Class as of June 30, 2016	% of Net Assets
Equity Funds	98.1%
Other Assets and Liabilities/Cash & Cash Equivalents	1.9%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Portfolio’s holdings.

TOPS® Balanced ETF Portfolio

Portfolio Review (Unaudited)

June 30, 2016

The Portfolio’s performance figures* for the periods ended June 30, 2016, as compared to its benchmark:

			Five	Performance
	Six	One	Year	Since Inception**	Performance
	Months	Year	(Annualized)	(Annualized)	Since Inception***
Balanced ETF Portfolio
Class 1	4.94%	1.30%	4.85%	4.54%	N/A
Class 2	4.81%	1.14%	4.46%	4.14%	N/A
Investor Class	4.67%	N/A	N/A	N/A	0.79%
S&P 500 Total Return Index ****	3.84%	3.99%	12.10%	11.32%	1.39%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Per the fee table in the most recent prospectus, the Portfolio’s total annual operating expense ratios including acquired fund fees and expenses for Class 1, Class 2, and Investor Class are 0.42%, 0.67%, and 0.92%, respectively. For performance information current to the most recent month-end, please call 1-855-572-5945.

**	Class 1 and Class 2’s inception date was April 26, 2011.

***	Investor Class inception date was July 22, 2015.

****	The S&P 500 Total Return Index is an unmanaged market capitlization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Portfolio’s returns, the Index does not reflect any fees or expenses.

Holdings by Asset Class as of June 30, 2016	% of Net Assets
Equity Funds	50.3%
Debt Funds	47.7%
Other Assets and Liabilities/Cash & Cash Equivalents	2.0%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Portfolio’s holdings.

TOPS® Conservative ETF Portfolio

Portfolio Review (Unaudited)

June 30, 2016

The Portfolio’s performance figures* for the periods ended June 30, 2016, as compared to its benchmark:

			Five	Performance
	Six	One	Year	Since Inception**	Performance
	Months	Year	(Annualized)	(Annualized)	Since Inception***
Conservative ETF Portfolio
Class 1	4.11%	1.53%	3.69%	3.58%	N/A
Class 2	3.95%	1.23%	3.44%	3.34%	N/A
Investor Class	3.87%	N/A	N/A	N/A	1.08%
S&P 500 Total Return Index ****	3.84%	3.99%	12.10%	11.32%	1.39%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Per the fee table in the most recent prospectus, the Portfolio’s total annual operating expense ratios including acquired fund fees and expenses for Class 1, Class 2, and Investor Class are 0.45%, 0.70%, and 0.95%, respectively. For performance information current to the most recent month-end, please call 1-855-572-5945.

**	Class 1 and Class 2’s inception date was April 26, 2011.

***	Investor Class inception date was July 22, 2015.

****	The S&P 500 Total Return Index is an unmanaged market capitlization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Portfolio’s returns, the Index does not reflect any fees or expenses.

Holdings by Asset Class as of June 30, 2016	% of Net Assets
Debt Funds	67.8%
Equity Funds	30.3%
Other Assets and Liabilities/Cash & Cash Equivalents	1.9%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Portfolio’s holdings.

TOPS® Growth ETF Portfolio

Portfolio Review (Unaudited)

June 30, 2016

The Portfolio’s performance figures* for the periods ended June 30, 2016, as compared to its benchmark:

			Five	Performance
	Six	One	Year	Since Inception**	Performance
	Months	Year	(Annualized)	(Annualized)	Since Inception***
Growth ETF Portfolio
Class 1	5.24%	(1.35)%	7.42%	6.73%	N/A
Class 2	5.15%	(1.58)%	7.05%	6.38%	N/A
Investor Class	4.91%	N/A	N/A	N/A	(2.00)%
S&P 500 Total Return Index ****	3.84%	3.99%	12.10%	11.32%	1.39%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Per the fee table in the most recent prospectus, the Portfolio’s total annual operating expense ratios including acquired fund fees and expenses for Class 1, Class 2, and Investor Class are 0.42%, 0.67%, and 0.92%, respectively. For performance information current to the most recent month-end, please call 1-855-572-5945.

**	Class 1 and Class 2’s inception date was April 26, 2011.

***	Investor Class inception date was July 22, 2015.

****	The S&P 500 Total Return Index is an unmanaged market capitlization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Portfolio’s returns, the Index does not reflect any fees or expenses.

Holdings by Asset Class as of June 30, 2016	% of Net Assets
Equity Funds	85.2%
Debt Funds	12.8%
Other Assets and Liabilities/Cash & Cash Equivalents	2.0%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Portfolio’s holdings.

TOPS® Moderate Growth ETF Portfolio

Portfolio Review (Unaudited)

June 30, 2016

The Portfolio’s performance figures* for the periods ended June 30, 2016, as compared to its benchmark:

			Five	Performance
	Six	One	Year	Since Inception**	Performance
	Months	Year	(Annualized)	(Annualized)	Since Inception***
Moderate Growth ETF Portfolio
Class 1	5.46%	0.27%	5.15%	4.69%	N/A
Class 2	5.32%	0.16%	4.87%	4.41%	N/A
Investor Class	4.89%	N/A	N/A	N/A	(0.62)%
S&P 500 Total Return Index ****	3.84%	3.99%	12.10%	11.32%	1.39%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Per the fee table in the most recent prospectus, the Portfolio’s total annual operating expense ratios including acquired fund fees and expenses for Class 1, Class 2, and Investor Class are 0.42%, 0.67%, and 0.92%, respectively. For performance information current to the most recent month-end, please call 1-855-572-5945.

**	Class 1 and Class 2’s inception date was April 26, 2011.

***	Investor Class inception date was July 22, 2015.

****	The S&P 500 Total Return Index is an unmanaged market capitlization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Portfolio’s returns, the Index does not reflect any fees or expenses.

Holdings by Asset Class as of June 30, 2016	% of Net Assets
Equity Funds	65.3%
Debt Funds	32.8%
Other Assets and Liabilities/Cash & Cash Equivalents	1.9%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Portfolio’s holdings.

TOPS® Aggressive Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2016 (Unaudited)

Shares		Value

	EXCHANGE TRADED FUNDS - 98.0%
	EQUITY FUNDS - 98.0%
6,722	FlexShares Global Upstream Natural Resources Index Fund	$177,125
2,604	Guggenheim MSCI Global Timber	59,371
5,542	iShares Core S&P Mid-Cap ETF	827,919
7,647	iShares Core S&P Small-Cap ETF	888,658
8,051	iShares S&P 500 Growth ETF	938,586
9,505	iShares S&P 500 Value ETF	883,014
2,820	SPDR Dow Jones International Real Estate ETF	116,917
1,178	SPDR Dow Jones REIT ETF	117,129
24,660	Vanguard FTSE All-World ex-US ETF	1,056,681
1,885	Vanguard FTSE All-World ex-US Small-Cap ETF	175,475
13,793	Vanguard FTSE Emerging Markets ETF	485,789
1,055	WisdomTree Emerging Markets SmallCap Dividend Fund	40,871
	TOTAL EXCHANGE TRADED FUNDS (Cost - $5,741,997)	5,767,535

	SHORT-TERM INVESTMENT - 2.8%
	MONEY MARKET FUND - 2.8%
164,670	Invesco Short-Term Investments Trust - Liquid Assets Portfolio to yield 0.30% (a)
	(Cost - $164,670)	164,670

	TOTAL INVESTMENTS - 100.8% (Cost - $5,906,667) (b)	$5,932,205
	OTHER ASSETS AND LIABILITIES - NET - (0.8)%	(49,303)
	TOTAL NET ASSETS - 100.0%	$5,882,902

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

(a)	Variable rate security, the money market rate shown represents the rate at June 30, 2016.

(b)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $5,910,191 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$164,456
Unrealized depreciation:	(142,442)
Net unrealized appreciation:	$22,014

See accompanying notes to financial statements.

TOPS® Balanced ETF Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2016 (Unaudited)

Shares		Value

	EXCHANGE TRADED FUNDS - 98.0%
	DEBT FUNDS - 47.7%
16,270	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$405,774
1,585	iShares 1-3 Year Treasury Bond ETF	135,232
4,251	iShares 3-7 Year Treasury Bond ETF	541,365
2,672	iShares Floating Rate Bond ETF	135,257
4,018	iShares iBoxx $ High Yield Corporate Bond ETF	340,284
3,869	iShares iBoxx $ Investment Grade Corporate Bond ETF	474,842
7,685	PIMCO 1-5 Year U.S. TIPS Index ETF	406,075
5,897	PowerShares Senior Loan Portfolio	135,454
8,783	SPDR Barclays Short Term Corporate Bond ETF	270,341
2,515	Vanguard Mortgage-Backed Securities ETF	135,433
2,426	Vanguard Total International Bond ETF	135,128
3,623	WisdomTree Emerging Markets Local Debt Fund	135,536
		3,250,721
	EQUITY FUNDS - 50.3%
2,613	FlexShares Global Upstream Natural Resources Index Fund	68,853
3,037	Guggenheim MSCI Global Timber	69,244
1,847	iShares Core S&P Mid-Cap ETF	275,923
2,378	iShares Core S&P Small-Cap ETF	276,347
4,108	iShares S&P 500 Growth ETF	478,911
8,130	iShares S&P 500 Value ETF	755,277
4,933	SPDR Dow Jones International Real Estate ETF	204,522
2,060	SPDR Dow Jones REIT ETF	204,826
716	Vanguard Energy ETF	68,106
12,783	Vanguard FTSE All-World ex-US ETF	547,751
1,465	Vanguard FTSE All World ex-US Small-Cap ETF	136,377
7,753	Vanguard FTSE Emerging Markets ETF	273,061
672	Vanguard Materials ETF	68,833
		3,428,031
	TOTAL EXCHANGE TRADED FUNDS (Cost - $6,538,336)	6,678,752

	SHORT-TERM INVESTMENT - 2.6%
	MONEY MARKET FUND - 2.6%
176,011	Invesco Short-Term Investments Trust - Liquid Assets Portfolio to yield 0.30% (a)
	(Cost - $176,011)	176,011

	TOTAL INVESTMENTS - 100.6% (Cost - $6,714,347) (b)	$6,854,763
	OTHER ASSETS AND LIABILITIES - NET - (0.6)%	(43,632)
	TOTAL NET ASSETS - 100.0%	$6,811,131

See accompanying notes to financial statements.

TOPS® Balanced ETF Portfolio

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

TIPS - Treasury Inflation Protected Security

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

(a)	Variable rate security, the money market rate shown represents the rate at June 30, 2016.

(b)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $6,758,875 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$148,284
Unrealized depreciation:	(52,396)
Net unrealized appreciation:	$95,888

See accompanying notes to financial statements.

TOPS® Conservative ETF Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2016 (Unaudited)

Shares		Value

	EXCHANGE TRADED FUNDS - 98.1%
	DEBT FUNDS - 67.8%
6,379	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$159,092
1,632	iShares 1-3 Year Treasury Bond ETF	139,242
938	iShares 3-7 Year Treasury Bond ETF	119,454
1,179	iShares Floating Rate Bond ETF	59,681
975	iShares iBoxx $ Investment Grade Corporate Bond ETF	119,662
824	PIMCO 0-5 Year High Yield Corporate Bond Index ETF	79,796
3,013	PIMCO 1-5 Year U.S. TIPS Index ETF	159,207
786	PIMCO Enhanced Short Maturity Active ETF	79,520
5,204	PowerShares Senior Loan Portfolio	119,536
5,165	SPDR Barclays Short Term Corporate Bond ETF	158,979
1,426	Vanguard Total International Bond ETF	79,428
738	Vanguard Mortgage-Backed Securities ETF	39,741
1,065	WisdomTree Emerging Markets Local Debt Fund	39,842
		1,353,180
	EQUITY FUNDS - 30.3%
1,537	FlexShares Global Upstream Natural Resources Index Fund	40,500
543	iShares Core S&P Mid-Cap ETF	81,119
350	iShares Core S&P Small-Cap ETF	40,673
863	iShares S&P 500 Growth ETF	100,608
1,521	iShares S&P 500 Value ETF	141,301
967	SPDR Dow Jones International Real Estate ETF	40,092
404	SPDR Dow Jones REIT ETF	40,170
2,349	Vanguard FTSE All-World ex-US ETF	100,655
215	Vanguard FTSE All-World ex-US Small-Cap ETF	20,014
		605,132
	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,882,629)	1,958,312

	SHORT-TERM INVESTMENT - 1.5%
	MONEY MARKET FUND - 1.5%
30,700	Invesco Short-Term Investments Trust - Liquid Assets Portfolio to yield 0.30% (a)
	(Cost - $30,700)	30,700

	TOTAL INVESTMENTS - 99.6% (Cost - $1,913,329) (b)	$1,989,012
	OTHER ASSETS AND LIABILITIES - NET - 0.4%	8,197
	TOTAL NET ASSETS - 100.0%	$1,997,209

TIPS - Treasury Inflation Protected Security

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

(a)	Variable rate security, the money market rate shown represents the rate at June 30, 2016.

(b)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $1,934,729 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$54,283
Unrealized depreciation:	—
Net unrealized appreciation:	$54,283

See accompanying notes to financial statements.

TOPS® Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2016 (Unaudited)

Shares		Value

	EXCHANGE TRADED FUNDS - 98.0%
	DEBT FUNDS - 12.8%
7,546	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$188,197
1,479	iShares 3-7 Year Treasury Bond ETF	188,351
4,472	iShares iBoxx $ High Yield Corporate Bond ETF	378,734
1,782	PIMCO 1-5 Year U.S. TIPS Index ETF	94,161
1,749	Vanguard Mortgage-Backed Securities ETF	94,183
7,561	WisdomTree Emerging Markets Local Debt Fund	282,857
		1,226,483
	EQUITY FUNDS - 85.2%
14,543	FlexShares Global Upstream Natural Resources Index Fund	383,208
4,226	Guggenheim MSCI Global Timber	96,353
7,065	iShares Core S&P Mid-Cap ETF	1,055,440
9,927	iShares Core S&P Small-Cap ETF	1,153,617
10,614	iShares S&P 500 Growth ETF	1,237,380
12,340	iShares S&P 500 Value ETF	1,146,386
6,864	SPDR Dow Jones International Real Estate ETF	284,581
1,911	SPDR Dow Jones REIT ETF	190,011
997	Vanguard Energy ETF	94,835
37,793	Vanguard FTSE All-World ex-US ETF	1,619,430
2,039	Vanguard FTSE All World ex-US Small-Cap ETF	189,810
14,832	Vanguard FTSE Emerging Markets ETF	522,383
935	Vanguard Materials ETF	95,772
1,222	WisdomTree Emerging Markets SmallCap Dividend Fund	47,340
		8,116,546
	TOTAL EXCHANGE TRADED FUNDS (Cost - $9,140,965)	9,343,029

	SHORT-TERM INVESTMENT - 2.7%
	MONEY MARKET FUND - 2.7%
253,989	Invesco Short-Term Investments Trust - Liquid Assets Portfolio to yield 0.30% (a)
	(Cost - $253,989)	253,989

	TOTAL INVESTMENTS - 100.7% (Cost - $9,394,954) (b)	$9,597,018
	OTHER ASSETS AND LIABILITIES - NET - (0.7)%	(68,893)
	TOTAL NET ASSETS - 100.0%	$9,528,125

TIPS - Treasury Inflation Protected Security

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

(a)	Variable rate security, the money market rate shown represents the rate at June 30, 2016.

(b)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $9,434,792 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$390,365
Unrealized depreciation:	(228,139)
Net unrealized appreciation:	$162,226

See accompanying notes to financial statements.

TOPS® Moderate Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2016 (Unaudited)

Shares		Value

	EXCHANGE TRADED FUNDS - 98.1%
	DEBT FUNDS - 32.8%
9,357	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$233,364
1,824	iShares 1-3 Year Treasury Bond ETF	155,624
611	iShares 3-7 Year Treasury Bond ETF	77,811
4,621	iShares iBoxx $ High Yield Corporate Bond ETF	391,352
4,450	iShares iBoxx $ Investment Grade Corporate Bond ETF	546,149
4,420	PIMCO 1-5 Year U.S. TIPS Index ETF	233,553
6,782	PowerShares Senior Loan Portfolio	155,783
12,627	SPDR Barclays Short Term Corporate Bond ETF	388,659
1,395	Vanguard Total International Bond ETF	77,701
2,892	Vanguard Mortgage-Backed Securities ETF	155,734
4,167	WisdomTree Emerging Markets Local Debt Fund	155,887
		2,571,617
	EQUITY FUNDS - 65.3%
9,017	FlexShares Global Upstream Natural Resources Index Fund	237,598
3,493	Guggenheim MSCI Global Timber	79,640
4,248	iShares Core S&P Mid-Cap ETF	634,609
5,471	iShares Core S&P Small-Cap ETF	635,785
6,750	iShares S&P 500 Growth ETF	786,915
8,501	iShares S&P 500 Value ETF	789,743
5,674	SPDR Dow Jones International Real Estate ETF	235,244
1,580	SPDR Dow Jones REIT ETF	157,099
824	Vanguard Energy ETF	78,379
22,053	Vanguard FTSE All-World ex-US ETF	944,971
1,685	Vanguard FTSE All World ex-US Small-Cap ETF	156,857
8,917	Vanguard FTSE Emerging Markets ETF	314,057
773	Vanguard Materials ETF	79,178
		5,130,075
	TOTAL EXCHANGE TRADED FUNDS (Cost - $7,514,885)	7,701,692

	SHORT-TERM INVESTMENT - 2.3%
	MONEY MARKET FUND - 2.3%
182,029	Invesco Short-Term Investments Trust - Liquid Assets Portfolio to yield 0.30% (a)
	(Cost - $182,029)	182,029

	TOTAL INVESTMENTS - 100.4% (Cost - $7,696,914) (b)	$7,883,721
	OTHER ASSETS AND LIABILITIES - NET - (0.4)%	(29,935)
	TOTAL NET ASSETS - 100.0%	$7,853,786

See accompanying notes to financial statements.

TOPS® Moderate Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2016 (Unaudited)

TIPS - Treasury Inflation Protected Security

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

(a)	Variable rate security, the money market rate shown represents the rate at June 30, 2016.

(b)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $7,738,749 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$196,638
Unrealized depreciation:	(51,666)
Net unrealized appreciation:	$144,972

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Assets and Liabilities
June 30, 2016 (Unaudited)

	Aggressive		Balanced		Conservative
	Growth		ETF		ETF
Assets:	ETF Portfolio		Portfolio		Portfolio
Investments in securities, at cost	$5,906,667		$6,714,347		$1,913,329
Investments in securities, at value	$5,932,205		$6,854,763		$1,989,012
Receivable for securities sold	21,655		44,930		14,287
Receivable for Portfolio shares sold	2,150		—		—
Interest receivable	27		27		8
Total Assets	5,956,037		6,899,720		2,003,307
Liabilities:
Payable for securities purchased	70,945		86,014		5,276
Accrued distribution (12b-1) fees	1,169		1,402		353
Accrued investment advisory fees	474		563		162
Payable to related parties and administrative service fees	474		563		162
Payable for Portfolio shares redeemed	73		47		145
Total Liabilities	73,135		88,589		6,098
Net Assets	$5,882,902		$6,811,131		$1,997,209

Components of Net Assets:
Paid in capital	$5,665,723		$6,484,415		$1,940,571
Undistributed net investment income	110,953		131,754		52,345
Accumulated net realized gain (loss) on investments	80,688		54,546		(71,390)
Net unrealized appreciation on investments	25,538		140,416		75,683
Net Assets	$5,882,902		$6,811,131		$1,997,209

Class 1 Shares:
Net assets	$80,827		$23,468		$259,126
Total shares of beneficial interest outstanding at end of year
($0 par value, unlimited shares authorized)	6,751		2,045		23,259

Net asset value, offering and redemption price per share
(Net assets ÷ Total shares of beneficial interest outstanding)	$11.97		$11.47	(a)	$11.14

Class 2 Shares:
Net assets	$5,802,063		$6,787,652		$1,738,072
Total shares of beneficial interest outstanding at end of year
($0 par value, unlimited shares authorized)	488,351		611,191		157,251

Net asset value, offering and redemption price per share
(Net assets ÷ Total shares of beneficial interest outstanding)	$11.88		$11.11		$11.05

Investor Class Shares:
Net assets	$12		$11		$11
Total shares of beneficial interest outstanding at end of period
($0 par value, unlimited shares authorized)	1		1		1

Net asset value, offering and redemption price per share
(Net assets ÷ Total shares of beneficial interest outstanding)	$12.48	(a)	$11.44	(a)	$11.28	(a)

(a)	NAV does not recalculate due to rounding of shares.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Assets and Liabilities (Continued)
June 30, 2016 (Unaudited)

	Growth		Moderate
	ETF		Growth
Assets:	Portfolio		ETF Portfolio
Investments in securities, at cost	$9,394,954		$7,696,914
Investments in securities, at value	$9,597,018		$7,883,721
Receivable for securities sold	39,935		47,794
Receivable for Portfolio shares sold	815		—
Interest receivable	44		35
Total Assets	9,637,812		7,931,550
Liabilities:
Payable for securities purchased	106,499		75,055
Accrued distribution (12b-1) fees	1,524		1,247
Accrued investment advisory fees	768		636
Payable to related parties and administrative service fees	768		636
Payable for Portfolio shares redeemed	128		190
Total Liabilities	109,687		77,764
Net Assets	$9,528,125		$7,853,786

Components of Net Assets:
Paid in capital	$8,891,393		$7,550,756
Undistributed net investment income	213,017		142,923
Accumulated net realized gain (loss) on investments	221,651		(26,700)
Net unrealized appreciation on investments	202,064		186,807
Net Assets	$9,528,125		$7,853,786

Class 1 Shares:
Net assets	$1,928,435		$1,689,981
Total shares of beneficial interest outstanding at end of year
($0 par value, unlimited shares authorized)	150,033		159,206

Net asset value, offering and redemption price per share
(Net assets ÷ Total shares of beneficial interest outstanding)	$12.85		$10.62

Class 2 Shares:
Net assets	$7,599,677		$6,163,794
Total shares of beneficial interest outstanding at end of year
($0 par value, unlimited shares authorized)	599,751		599,141

Net asset value, offering and redemption price per share
(Net assets ÷ Total shares of beneficial interest outstanding)	$12.67		$10.29

Investor Class Shares:
Net assets	$13		$11
Total shares of beneficial interest outstanding at end of period
($0 par value, unlimited shares authorized)	1		1

Net asset value, offering and redemption price per share
(Net assets ÷ Total shares of beneficial interest outstanding)	$13.24	(a)	$11.15	(a)

(a)	NAV does not recalculate due to rounding of shares.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Operations
For the Six Months Ended June 30, 2016 (Unaudited)

	Aggressive	Balanced	Conservative
	Growth	ETF	ETF
	ETF Portfolio	Portfolio	Portfolio
Investment Income:
Dividend income	$55,738	$64,180	$21,186
Interest income	212	249	117
Total Investment Income	55,950	64,429	21,303
Expenses:
Investment advisory fees	2,590	3,156	1,264
Distribution fees (12b-1) - Class 2 Shares	6,379	7,863	2,843
Related parties and administrative service fees	2,590	3,156	1,264
Total Expenses	11,559	14,175	5,371
Net Investment Income	44,391	50,254	15,932
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	17,728	41,111	(47,499)
Net change in unrealized appreciation on investments	201,106	265,279	152,594
Net Realized and Unrealized Gain on Investments	218,834	306,390	105,095
Net Increase in Net Assets Resulting from Operations	$263,225	$356,644	$121,027

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Operations (Continued)
For the Six Months Ended June 30, 2016 (Unaudited)

	Growth	Moderate
	ETF	Growth
	Portfolio	ETF Portfolio
Investment Income:
Dividend income	$97,070	$78,751
Interest income	340	317
Total Investment Income	97,410	79,068
Expenses:
Investment advisory fees	4,310	3,567
Distribution fees (12b-1) - Class 2 Shares	8,498	6,913
Related parties and administrative service fees	4,310	3,567
Total Expenses	17,118	14,047
Net Investment Income	80,292	65,021
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	33,491	(56,704)
Net change in unrealized appreciation on investments	355,876	406,449
Net Realized and Unrealized Gain on Investments	389,367	349,745
Net Increase in Net Assets Resulting from Operations	$469,659	$414,766

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Changes in Net Assets

	Aggressive Growth ETF Portfolio		Balanced ETF Portfolio
	Six Months Ended		Six Months Ended
	June 30, 2016	Year Ended	June 30, 2016	Year Ended
	(Unaudited)	December 31, 2015	(Unaudited)	December 31, 2015

Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$44,391	$66,580	$50,254	$81,550
Net realized gain on investments	17,728	64,117	41,111	43,874
Net change in unrealized appreciation (depreciation) on investments	201,106	(303,806)	265,279	(279,527)
Net increase (decrease) in net assets resulting from operations	263,225	(173,109)	356,644	(154,103)
From Distributions to Shareholders:
Net Investment Income:
Class 1	—	(911)	—	(338)
Class 2	—	(41,050)	—	(67,412)
Net Realized Gains:
Class 1	—	(3,040)	—	(364)
Class 2	—	(155,342)	—	(82,879)

Total distributions to shareholders	—	(200,343)	—	(150,993)

From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	—	—	—	—
Class 2	2,448,994	2,257,945	3,624,604	2,002,767
Investor	—	13	—	11
Reinvestment of distributions
Class 1	—	3,951	—	702
Class 2	—	196,392	—	150,291
Cost of shares redeemed
Class 1	(72)	(3,261)	—	—
Class 2	(1,625,118)	(354,958)	(2,366,925)	(881,020)
Net increase in net assets from share transactions of beneficial interest	823,804	2,100,082	1,257,679	1,272,751
Total increase in net assets	1,087,029	1,726,630	1,614,323	967,655

Net Assets:
Beginning of period	4,795,873	3,069,243	5,196,808	4,229,153
End of period	$5,882,902	$4,795,873	$6,811,131	$5,196,808
Undistributed net investment income at end of period	$110,953	$66,562	$131,754	$81,500

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Aggressive Growth ETF Portfolio		Balanced ETF Portfolio
	Six Months Ended		Six Months Ended
	June 30, 2016	Year Ended	June 30, 2016	Year Ended
	(Unaudited)	December 31, 2015	(Unaudited)	December 31, 2015
SHARE ACTIVITY
Class 1
Shares Sold	—	—	—	—
Shares Reinvested	—	365	—	65
Shares Redeemed	(6)	(251)	—	—
Net increase (decrease) in shares of beneficial interest outstanding	(6)	114	—	65

Class 2
Shares Sold	210,344	186,000	337,584	180,591
Shares Reinvested	—	18,235	—	14,563
Shares Redeemed	(137,525)	(28,470)	(214,742)	(81,443)
Net increase in shares of beneficial interest outstanding	72,819	175,765	122,842	113,711

Investor Class
Shares Sold	—	1	—	1
Net increase in shares of beneficial interest outstanding	—	1	—	1

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Conservative ETF Portfolio		Growth ETF Portfolio
	Six Months Ended		Six Months Ended
	June 30, 2016	Year Ended	June 30, 2016	Year Ended
	(Unaudited)	December 31, 2015	(Unaudited)	December 31, 2015

Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$15,932	$36,446	$80,292	$132,740
Net realized gain (loss) on investments	(47,499)	(22,912)	33,491	193,544
Net change in unrealized appreciation (depreciation) on investments	152,594	(59,831)	355,876	(679,554)
Net increase (decrease) in net assets resulting from operations	121,027	(46,297)	469,659	(353,270)
From Distributions to Shareholders:
Net Investment Income:
Class 1	—	(2,774)	—	(13,524)
Class 2	—	(30,318)	—	(86,806)
Net Realized Gains:
Class 1	—	(1,300)	—	(24,590)
Class 2	—	(16,469)	—	(178,406)

Total distributions to shareholders	—	(50,861)	—	(303,326)

From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	—	310,444	—	1,143,431
Class 2	1,274,516	793,329	3,299,591	3,498,929
Investor	—	11	—	14
Reinvestment of distributions
Class 1	—	4,074	—	38,114
Class 2	—	46,787	—	265,212
Cost of shares redeemed
Class 1	(2,189)	(126,909)	(527)	(120,884)
Class 2	(2,121,980)	(757,283)	(2,562,246)	(1,522,522)
Net increase (decrease) in net assets from share transactions of beneficial interest	(849,653)	270,453	736,818	3,302,294
Total increase (decrease) in net assets	(728,626)	173,295	1,206,477	2,645,698

Net Assets:
Beginning of period	2,725,835	2,552,540	8,321,648	5,675,950
End of period	$1,997,209	$2,725,835	$9,528,125	$8,321,648
Undistributed net investment income at end of period	$52,345	$36,413	$213,017	$132,725

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Conservative ETF Portfolio		Growth ETF Portfolio
	Six Months Ended		Six Months Ended
	June 30, 2016	Year Ended	June 30, 2016	Year Ended
	(Unaudited)	December 31, 2015	(Unaudited)	December 31, 2015
SHARE ACTIVITY
Class 1
Shares Sold	—	29,090	—	92,299
Shares Reinvested	—	386	—	3,269
Shares Redeemed	(199)	(11,715)	(43)	(9,661)
Net increase (decrease) in shares of beneficial interest outstanding	(199)	17,761	(43)	85,907

Class 2
Shares Sold	120,999	71,701	263,375	265,267
Shares Reinvested	—	4,460	—	23,022
Shares Redeemed	(196,613)	(67,812)	(202,312)	(114,049)
Net increase (decrease) in shares of beneficial interest outstanding	(75,614)	8,349	61,063	174,240

Investor Class
Shares Sold	—	1	—	1
Net increase in shares of beneficial interest outstanding	—	1	—	1

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Moderate Growth ETF Portfolio
	Six Months Ended
	June 30, 2016	Year Ended
	(Unaudited)	December 31, 2015

Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$65,021	$77,918
Net realized gain (loss) on investments	(56,704)	42,179
Net change in unrealized appreciation (depreciation) on investments	406,449	(281,927)
Net increase (decrease) in net assets resulting from operations	414,766	(161,830)
From Distributions to Shareholders:
Net Investment Income:
Class 1	—	—
Class 2	—	(69,994)
Net Realized Gains:
Class 1	—	(1)
Class 2	—	(258,854)

Total distributions to shareholders	—	(328,849)

From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	—	1,608,578
Class 2	2,013,549	3,110,925
Investor	—	11
Reinvestment of distributions
Class 1	—	1
Class 2	—	328,848
Cost of shares redeemed
Class 1	(510)	(130,823)
Class 2	(1,074,657)	(820,333)
Net increase in net assets from share transactions of beneficial interest	938,382	4,097,207
Total increase in net assets	1,353,148	3,606,528

Net Assets:
Beginning of period	6,500,638	2,894,110
End of period	$7,853,786	$6,500,638
Undistributed net investment income at end of period	$142,923	$77,902

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Moderate Growth ETF Portfolio
	Six Months Ended
	June 30, 2016	Year Ended
	(Unaudited)	December 31, 2015
SHARE ACTIVITY
Class 1
Shares Sold	—	159,262
Shares Reinvested	—	0 (a)
Shares Redeemed	(50)	(11,629)
Net increase (decrease) in shares of beneficial interest outstanding	(50)	147,633

Class 2
Shares Sold	205,007	292,511
Shares Reinvested	—	34,762
Shares Redeemed	(107,036)	(76,489)
Net increase in shares of beneficial interest outstanding	97,971	250,784

Investor Class
Shares Sold	—	1
Net increase in shares of beneficial interest outstanding	—	1

(a)	Represents less than 1 share because of rounding.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Aggressive Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares
	Six Months Ended
	June 30, 2016		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011(a)

Net asset value, beginning of period	$11.43		$12.52	$12.32	$10.05	$8.67	$10.00
Income (loss) from investment operations:
Net investment income (b) (c)	0.11		0.23	0.24	0.34	0.06	0.14
Net realized and unrealized gain (loss) on investments	0.43		(0.70)	0.38	2.04	1.32	(1.47)
Total income (loss) from investment operations	0.54		(0.47)	0.62	2.38	1.38	(1.33)
Less distributions from:
Net investment income	—		(0.14)	(0.13)	(0.09)	—	—
Net realized gain	—		(0.48)	(0.29)	(0.02)	—	—
Total distributions from net investment income and net realized gains	—		(0.62)	(0.42)	(0.11)	—	—
Net asset value, end of period	$11.97		$11.43	$12.52	$12.32	$10.05	$8.67
Total return (d)	4.72%		(3.50)%	5.10%	23.68%	15.92%	(13.30)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$81		$77	$83	$74	$10 (h)	$35
Ratio of expenses to average net assets (e)	0.20	% (f)	0.20%	0.20%	0.20%	0.20%	0.20	% (f)
Ratio of net investment income to average net assets (c) (e)	1.87	% (f)	1.87%	1.92%	2.83%	0.69%	2.34	% (f)
Portfolio turnover rate	13	% (g)	11%	36%	32%	32%	7	% (g)

(a)	The Aggressive Growth ETF Portfolio Class 1 Shares commenced operations on April 26, 2011.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

(g)	Not annualized.

(h)	Actual net assets, not truncated.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Aggressive Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 2 Shares
	Six Months Ended
	June 30, 2016		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011(a)

Net asset value, beginning of period	$11.36		$12.45	$12.27	$10.09	$8.66	$10.00
Income (loss) from investment operations:
Net investment income (b) (c)	0.10		0.22	0.23	0.19	0.36	0.35
Net realized and unrealized gain (loss) on investments	0.42		(0.70)	0.36	2.09	1.08	(1.69)
Total income (loss) from investment operations	0.52		(0.48)	0.59	2.28	1.44	(1.34)
Less distributions from:
Net investment income	—		(0.13)	(0.12)	(0.08)	(0.01)	—
Net realized gain	—		(0.48)	(0.29)	(0.02)	—	—
Total distributions from net investment income and net realized gains	—		(0.61)	(0.41)	(0.10)	(0.01)	—
Net asset value, end of period	$11.88		$11.36	$12.45	$12.27	$10.09	$8.66
Total return (d)	4.58%		(3.66)%	4.81%	22.63%	16.64%	(13.40)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$5,802		$4,719	$2,986	$1,716	$808	$16
Ratio of expenses to average net assets (e)	0.45	% (f)	0.45%	0.45%	0.45%	0.45%	0.45	% (f)
Ratio of net investment income to average net assets (c) (e)	1.71	% (f)	1.79%	1.83%	1.68%	3.66%	5.93	% (f)
Portfolio turnover rate	13	% (g)	11%	36%	32%	32%	7	% (g)

(a)	The Aggressive Growth ETF Portfolio Class 2 Shares commenced operations on April 26, 2011.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

(g)	Not annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Aggressive Growth ETF Portfolio

Selected data based on a share outstanding throughout the period indicated.

	Investor Class Shares
	Six Months Ended
	June 30, 2016		Period Ended
	(Unaudited)		December 31, 2015(a)

Net asset value, beginning of period	$11.96		$12.83
Income (loss) from investment operations:
Net investment income (b) (c)	0.11		0.22
Net realized and unrealized gain (loss) on investments	0.41		(1.09)
Total gain (loss) from investment operations	0.52		(0.87)
Net asset value, end of period	$12.48		$11.96
Total return (d)	4.35%		(6.78)%
Ratios and Supplemental Data:
Net assets, end of period	$12	(h)	$12	(h)
Ratio of expenses to average net assets (e)	0.70	% (f)	0.70	% (f)
Ratio of net investment income to average net assets (c) (e)	1.46	% (f)	1.54	% (f)
Portfolio turnover rate	13	% (g)	11	% (g)

(a)	The Aggressive Growth ETF Portfolio Investor Class Shares commenced operations on July 22, 2015.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

(g)	Not annualized.

(h)	Actual net assets, not truncated.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares
	Six Months Ended
	June 30, 2016		Year Ended	Year Ended	Year Ended	Year Ended		Period Ended
	(Unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012		December 31, 2011(a)

Net asset value, beginning of period	$10.93		$11.57	$11.72	$10.76	$9.57		$10.00
Income (loss) from investment operations:
Net investment income (b) (c)	0.10		0.21	0.25	0.16	0.38		0.24
Net realized and unrealized gain (loss) on investments	0.44		(0.50)	0.30	0.80	0.81		(0.67)
Total income (loss) from investment operations	0.54		(0.29)	0.55	0.96	1.19		(0.43)
Less distributions from:
Net investment income	—		(0.17)	(0.21)	—	(0.00	) (i)	—
Net realized gain	—		(0.18)	(0.49)	—	—		—
Total distributions from net investment income and net realized gains	—		(0.35)	(0.70)	—	(0.00	) (i)	—
Net asset value, end of period	$11.47		$10.93	$11.57	$11.72	$10.76		$9.57
Total return (d)	4.94%		(2.38)%	4.76%	8.92%	12.48%		(4.30)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$23		$22	$23	$12 (e)	$1,806		$38
Ratio of expenses to average net assets (f)	0.20	% (g)	0.20%	0.20%	0.20%	0.20%		0.20	% (g)
Ratio of net investment income to average net assets (c) (f)	1.79	% (g)	1.87%	2.09%	1.47%	3.62%		3.66	% (g)
Portfolio turnover rate	29	% (h)	18%	21%	494%	117%		16	% (h)

(a)	The Balanced ETF Portfolio Class 1 Shares commenced operations on April 26, 2011.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Actual net assets, not truncated.

(f)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(g)	Annualized.

(h)	Not annualized.

(i)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 2 Shares
	Six Months Ended
	June 30, 2016		Year Ended	Year Ended	Year Ended	Year Ended		Period Ended
	(Unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012		December 31, 2011(a)

Net asset value, beginning of period	$10.60		$11.23	$11.51	$10.69	$9.56		$10.00
Income (loss) from investment operations:
Net investment income (b) (c)	0.08		0.19	0.20	0.20	0.30		0.67
Net realized and unrealized gain (loss) on investments	0.43		(0.49)	0.20	0.77	0.83		(1.11)
Total income (loss) from investment operations	0.51		(0.30)	0.40	0.97	1.13		(0.44)
Less distributions from:
Net investment income	—		(0.15)	(0.19)	(0.15)	(0.00	) (h)	—
Net realized gain	—		(0.18)	(0.49)	—	—		—
Total distributions from net investment income and net realized gains	—		(0.33)	(0.68)	(0.15)	(0.00	) (h)	—
Net asset value, end of period	$11.11		$10.60	$11.23	$11.51	$10.69		$9.56
Total return (d)	4.81%		(2.56)%	3.54%	9.10%	11.86%		(4.40)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$6,788		$5,174	$4,206	$3,622	$1,450		$46
Ratio of expenses to average net assets (e)	0.45	% (f)	0.45%	0.45%	0.45%	0.45%		0.45	% (f)
Ratio of net investment income to average net assets (c) (e)	1.59	% (f)	1.69%	1.74%	1.80%	2.82%		10.25	% (f)
Portfolio turnover rate	29	% (g)	18%	21%	494%	117%		16	% (g)

(a)	The Balanced ETF Portfolio Class 2 Shares commenced operations on April 26, 2011.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

(g)	Not annualized.

(h)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Balanced ETF Portfolio

Selected data based on a share outstanding throughout the period indicated.

	Investor Class Shares
	Six Months Ended
	June 30, 2016		Period Ended
	(Unaudited)		December 31, 2015(a)

Net asset value, beginning of period	$10.93		$11.35
Income (loss) from investment operations:
Net investment income (b) (c)	0.12		0.07
Net realized and unrealized gain (loss) on investments	0.39		(0.49)
Total gain (loss) from investment operations	0.51		(0.42)
Net asset value, end of period	$11.44		$10.93
Total return (d)	4.67%		(3.70)%
Ratios and Supplemental Data:
Net assets, end of period	$11	(h)	$11	(h)
Ratio of expenses to average net assets (e)	0.70	% (f)	0.70	% (f)
Ratio of net investment income to average net assets (c) (e)	1.34	% (f)	1.44	% (f)
Portfolio turnover rate	29	% (g)	18	% (g)

(a)	The Balanced ETF Portfolio Investor Class Shares commenced operations on July 22, 2015.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

(g)	Not annualized.

(h)	Actual net assets, not truncated.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Conservative ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares
	Six Months Ended
	June 30, 2016		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011(a)

Net asset value, beginning of period	$10.70		$11.15	$11.07	$10.91	$9.91	$10.00
Income (loss) from investment operations:
Net investment income (b) (c)	0.09		0.19	0.21	0.20	0.23	0.24
Net realized and unrealized gain (loss) on investments	0.35		(0.39)	0.05 (h)	0.32	0.80	(0.33)
Total income (loss) from investment operations	0.44		(0.20)	0.26	0.52	1.03	(0.09)
Less distributions from:
Net investment income	—		(0.17)	(0.05)	(0.22)	(0.03)	—
Net realized gain	—		(0.08)	(0.13)	(0.14)	—	—
Total distributions from net investment income and net realized gains	—		(0.25)	(0.18)	(0.36)	(0.03)	—
Net asset value, end of period	$11.14		$10.70	$11.15	$11.07	$10.91	$9.91
Total return (d)	4.11%		(1.78)%	2.37%	4.81%	10.35%	(0.90)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$259		$251	$64	$66	$48	$40
Ratio of expenses to average net assets (e)	0.20	% (f)	0.20%	0.20%	0.20%	0.20%	0.20	% (f)
Ratio of net investment income to average net assets (c) (e)	1.62	% (f)	1.75%	1.87%	1.81%	2.15%	3.54	% (f)
Portfolio turnover rate	52	% (g)	31%	27%	166%	107%	52	% (g)

(a)	The Conservative ETF Portfolio Class 1 Shares commenced operations on April 26, 2011.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

(g)	Not annualized.

(h)	The amount of net gain (loss) on investments (both realized and unrealized) per share does not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Portfolio shares during the period.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Conservative ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 2 Shares
	Six Months Ended
	June 30, 2016		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011(a)

Net asset value, beginning of period	$10.63		$11.09	$11.03	$10.88	$9.90	$10.00
Income (loss) from investment operations:
Net investment income (b) (c)	0.06		0.16	0.18	0.16	0.30	0.26
Net realized and unrealized gain (loss) on investments	0.36		(0.39)	0.06 (h)	0.33	0.71	(0.36)
Total income (loss) from investment operations	0.42		(0.23)	0.24	0.49	1.01	(0.10)
Less distributions from:
Net investment income	—		(0.15)	(0.05)	(0.20)	(0.03)	—
Net realized gain	—		(0.08)	(0.13)	(0.14)	—	—
Total distributions from net investment income and net realized gains	—		(0.23)	(0.18)	(0.34)	(0.03)	—
Net asset value, end of period	$11.05		$10.63	$11.09	$11.03	$10.88	$9.90
Total return (d)	3.95%		(2.09)%	2.12%	4.57%	10.16%	(1.00)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$1,738		$2,475	$2,489	$583	$652	$15
Ratio of expenses to average net assets (e)	0.45	% (f)	0.45%	0.45%	0.45%	0.45%	0.45	% (f)
Ratio of net investment income to average net assets (c) (e)	1.22	% (f)	1.42%	1.62%	1.41%	2.76%	3.73	% (f)
Portfolio turnover rate	52	% (g)	31%	27%	166%	107%	52	% (g)

(a)	The Conservative ETF Portfolio Class 2 Shares commenced operations on April 26, 2011.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

(g)	Not annualized.

(h)	The amount of net gain (loss) on investments (both realized and unrealized) per share does not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Portfolio shares during the period.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Conservative ETF Portfolio

Selected data based on a share outstanding throughout the period indicated.

	Investor Class Shares
	Six Months Ended
	June 30, 2016		Period Ended
	(Unaudited)		December 31, 2015(a)

Net asset value, beginning of period	$10.86		$11.16
Income (loss) from investment operations:
Net investment income (b) (c)	0.09		0.06
Net realized and unrealized gain (loss) on investments	0.33		(0.36)
Total gain (loss) from investment operations	0.42		(0.30)
Net asset value, end of period	$11.28		$10.86
Total return (d)	3.87		(2.69)%
Ratios and Supplemental Data:
Net assets, end of period	$11	(h)	$11	(h)
Ratio of expenses to average net assets (e)	0.70	% (f)	0.70	% (f)
Ratio of net investment income to average net assets (c) (e)	0.97	% (f)	1.17	% (f)
Portfolio turnover rate	52	% (g)	31	% (g)

(a)	The Conservative ETF Portfolio Investor Class Shares commenced operations on July 22, 2015.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

(g)	Not annualized.

(h)	Actual net assets, not truncated.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares
	Six Months Ended
	June 30, 2016		Year Ended	Year Ended	Year Ended		Year Ended	Period Ended
	(Unaudited)		December 31, 2015	December 31, 2014	December 31, 2013		December 31, 2012	December 31, 2011(a)

Net asset value, beginning of period	$12.21		$13.38	$13.19	$11.17		$9.64	$10.00
Income (loss) from investment operations:
Net investment income (b) (c)	0.12		0.33	0.28	0.25		0.26	0.24
Net realized and unrealized gain (loss) on investments	0.52		(0.91)	0.24	1.88		1.31	(1.34)
Total income (loss) from investment operations	0.64		(0.58)	0.52	2.13		1.57	(1.10)
Less distributions from:
Net investment income	—		(0.21)	(0.19)	(0.11)		(0.01)	—
Net realized gain	—		(0.38)	(0.14)	(0.00	) (d)	(0.03)	—
Total distributions from net investment income and net realized gains	—		(0.59)	(0.33)	(0.11)		(0.04)	—
Payments by affiliates	—		—	—	—		—	0.74
Net asset value, end of period	$12.85		$12.21	$13.38	$13.19		$11.17	$9.64
Total return (e)	5.24%		(4.09)%	3.94%	19.14%		16.31%	(3.60	)% (i)
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$1,928		$1,832	$859	$824		$371	$144
Ratio of expenses to average net assets (f)	0.20	% (g)	0.20%	0.20%	0.20%		0.20%	0.20	% (g)
Ratio of net investment income to average net assets (c) (f)	2.02	% (g)	2.47%	2.06%	2.03%		2.50%	3.86	% (g)
Portfolio turnover rate	9	% (h)	21%	21%	23%		13%	180	% (h)

(a)	The Growth ETF Portfolio Class 1 Shares commenced operations on April 26, 2011.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Amount represents less than $0.01 per share.

(e)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(f)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(g)	Annualized.

(h)	Not annualized.

(i)	For the period ended December 31, 2011, 4.19% of the total return of Class 1 consisted of a voluntary reimbursement by the Advisor for a net realized loss on a trading error. Excluding this item, total return would have been (7.79)% for Class 1.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 2 Shares
	Six Months Ended
	June 30, 2016		Year Ended	Year Ended	Year Ended		Year Ended	Period Ended
	(Unaudited)		December 31, 2015	December 31, 2014	December 31, 2013		December 31, 2012	December 31, 2011(a)

Net asset value, beginning of period	$12.05		$13.22	$13.05	$11.07		$9.58	$10.00
Income (loss) from investment operations:
Net investment income (b) (c)	0.11		0.25	0.24	0.23		0.42	0.46
Net realized and unrealized gain (loss) on investments	0.51		(0.85)	0.24	1.85		1.11	(1.09)
Total income (loss) from investment operations	0.62		(0.60)	0.48	2.08		1.53	(0.63)
Less distributions from:
Net investment income	—		(0.19)	(0.17)	(0.10)		(0.01)	—
Net realized gain	—		(0.38)	(0.14)	(0.00	) (d)	(0.03)	—
Total distributions from net investment income and net realized gains	—		(0.57)	(0.31)	(0.10)		(0.04)	—
Payments by affiliates	—		—	—	—		—	0.21
Net asset value, end of period	$12.67		$12.05	$13.22	$13.05		$11.07	$9.58
Total return (e)	5.15%		(4.34)%	3.66%	18.89%		15.99%	(4.20	)% (i)
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$7,600		$6,490	$4,817	$4,108		$2,026	$44
Ratio of expenses to average net assets (f)	0.45	% (g)	0.45%	0.45%	0.45%		0.45%	0.45	% (g)
Ratio of net investment income to average net assets (c) (f)	1.82	% (g)	1.91%	1.83%	1.90%		3.86%	7.02	% (g)
Portfolio turnover rate	9	% (h)	21%	21%	23%		13%	180	% (h)

(a)	The Growth ETF Portfolio Class 2 Shares commenced operations on April 26, 2011.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Amount represents less than $0.01 per share.

(e)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(f)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(g)	Annualized.

(h)	Not annualized.

(i)	For the period ended December 31, 2011, 0.50% of the total return of Class 2 consisted of a voluntary reimbursement by the Advisor for a net realized loss on a trading error. Excluding this item, total return would have been (4.70)% for Class 2.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Growth ETF Portfolio

Selected data based on a share outstanding throughout the period indicated.

	Investor Class Shares
	Six Months Ended
	June 30, 2016		Period Ended
	(Unaudited)		December 31, 2015(a)

Net asset value, beginning of period	$12.62		$13.51
Income (loss) from investment operations:
Net investment income (b) (c)	0.13		0.25	(h)
Net realized and unrealized gain (loss) on investments	0.49		(1.14)
Total gain (loss) from investment operations	0.62		(0.89)
Net asset value, end of period	$13.24		$12.62
Total return (d)	4.91%		(6.59)%
Ratios and Supplemental Data:
Net assets, end of period	$13	(h)	$13	(h)
Ratio of expenses to average net assets (e)	0.70	% (f)	0.70	% (f)
Ratio of net investment income to average net assets (c) (e)	1.57	% (f)	1.66	% (f)
Portfolio turnover rate	9	% (g)	21	% (g)

(a)	The Growth ETF Portfolio Investor Class Shares commenced operations on July 22, 2015.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

(g)	Not annualized.

(h)	Actual net assets, not truncated.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares
	Six Months Ended
	June 30, 2016		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011(a)

Net asset value, beginning of period	$10.07		$11.12	$11.75	$10.52	$9.16	$10.00
Income (loss) from investment operations:
Net investment income (b) (c)	0.10		0.22	0.22	0.27	0.29	0.56
Net realized and unrealized gain (loss) on investments	0.45		(0.59)	0.22	1.12	1.10	(1.40)
Total income (loss) from investment operations	0.55		(0.37)	0.44	1.39	1.39	(0.84)
Less distributions from:
Net investment income	—		—	(0.28)	(0.12)	(0.03)	—
Net realized gain	—		(0.68)	(0.79)	(0.04)	—	—
Total distributions from net investment income and net realized gains	—		(0.68)	(1.07)	(0.16)	(0.03)	—
Net asset value, end of period	$10.62		$10.07	$11.12	$11.75	$10.52	$9.16
Total return (d)	5.46%		(3.13)%	3.83%	13.25%	15.20%	(8.40)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$1,690		$1,604	$129	$2,002	$936	$499
Ratio of expenses to average net assets (e)	0.20	% (f)	0.20%	0.20%	0.20%	0.20%	0.20	% (f)
Ratio of net investment income to average net assets (c) (e)	1.98	% (f)	2.53%	1.83%	2.43%	2.93%	8.56	% (f)
Portfolio turnover rate	10	% (g)	37%	46%	80%	21%	9	% (g)

(a)	The Moderate Growth ETF Portfolio Class 1 Shares commenced operations on April 26, 2011.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

(g)	Not annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 2 Shares
	Six Months Ended
	June 30, 2016		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011(a)

Net asset value, beginning of period	$9.77		$11.04	$11.69	$10.48	$9.15	$10.00
Income (loss) from investment operations:
Net investment income (b) (c)	0.09		0.21	0.22	0.21	0.36	0.60
Net realized and unrealized gain (loss) on investments	0.43		(0.62)	0.18	1.15	1.00	(1.45)
Total income (loss) from investment operations	0.52		(0.41)	0.40	1.36	1.36	(0.85)
Less distributions from:
Net investment income	—		(0.18)	(0.26)	(0.11)	(0.03)	—
Net realized gain	—		(0.68)	(0.79)	(0.04)	—	—
Total distributions from net investment income and net realized gains	—		(0.86)	(1.05)	(0.15)	(0.03)	—
Net asset value, end of period	$10.29		$9.77	$11.04	$11.69	$10.48	$9.15
Total return (d)	5.32%		(3.43)%	3.48%	13.02%	14.89%	(8.50)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$6,164		$4,897	$2,765	$2,240	$1,645	$14
Ratio of expenses to average net assets (e)	0.45	% (f)	0.45%	0.45%	0.45%	0.45%	0.45	% (f)
Ratio of net investment income to average net assets (c) (e)	1.78	% (f)	1.94%	1.91%	1.92%	3.55%	9.63	% (f)
Portfolio turnover rate	10	% (g)	37%	46%	80%	21%	9	% (g)

(a)	The Moderate Growth ETF Portfolio Class 2 Shares commenced operations on April 26, 2011.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

(g)	Not annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout the period indicated.

	Investor Class Shares
	Six Months Ended
	June 30, 2016		Period Ended
	(Unaudited)		December 31, 2015(a)

Net asset value, beginning of period	$10.63		$11.22
Income (loss) from investment operations:
Net investment income (b) (c)	0.12		0.21
Net realized and unrealized gain (loss) on investments	0.40		(0.80)
Total gain (loss) from investment operations	0.52		(0.59)
Net asset value, end of period	$11.15		$10.63
Total return (d)	4.89%		(5.26)%
Ratios and Supplemental Data:
Net assets, end of period	$11	(h)	$11	(h)
Ratio of expenses to average net assets (e)	0.70	% (f)	0.70	% (f)
Ratio of net investment income to average net assets (c) (e)	1.53	% (f)	1.69	% (f)
Portfolio turnover rate	10	% (g)	37	% (g)

(a)	The Moderate Growth ETF Portfolio Investor Class Shares commenced operations on July 22, 2015.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

(g)	Not annualized.

(h)	Actual net assets, not truncated.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS
June 30, 2016 (Unaudited)

1.	ORGANIZATION

The TOPS® ETF Portfolios (each a “Portfolio”, collectively the “Portfolios”) are comprised of five different actively managed portfolios. Each Portfolio is a diversified series of shares of beneficial interest of Northern Lights Variable Trust (the “Trust”), a statutory trust organized on November 2, 2005 under the laws of the State of Delaware and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios are intended to be funding vehicles for variable annuity contracts and flexible premium variable life insurance policies offered by the separate accounts of various insurance companies. The assets of each Portfolio are segregated and a shareholder’s interest is limited to the Portfolio in which shares are held. Each Portfolio pays its own expenses. The investment objective of each Portfolio is as follows:

Portfolio	Primary Objective
Aggressive Growth ETF Portfolio	Capital appreciation.
Balanced ETF Portfolio	Income and capital appreciation.
Conservative ETF Portfolio	Preserve capital and provide moderate income and moderate capital appreciation.
Growth ETF Portfolio	Capital appreciation.
Moderate Growth ETF Portfolio	Capital appreciation.

The Portfolios currently offer three classes of shares: Class 1 Shares, Class 2 Shares, and Investor Class Shares. Each class of shares of the Portfolios has identical rights and privileges except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Portfolios’ share classes differ in the fees and expenses charged to shareholders. The Portfolios’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Portfolios follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Funds of Funds – The Portfolios may invest in portfolios of open-end investment companies (the “underlying funds”). Open-end investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the board of directors of the open-end funds.

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2016 (Unaudited)

The Portfolios may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Portfolio’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Each Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolios have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2016 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2016 for each Portfolio’s investments measured at fair value:

Aggressive Growth ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$5,767,535	$—	$—	$5,767,535
Short-Term Investment	164,670	—	—	164,670
Total	$5,932,205	$—	$—	$5,932,205

Balanced ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$6,678,752	$—	$—	$6,678,752
Short-Term Investment	176,011	—	—	176,011
Total	$6,854,763	$—	$—	$6,854,763

Conservative ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$1,958,312	$—	$—	$1,958,312
Short-Term Investment	30,700	—	—	30,700
Total	$1,989,012	$—	$—	$1,989,012

Growth ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$9,343,029	$—	$—	$9,343,029
Short-Term Investment	253,989	—	—	253,989
Total	$9,597,018	$—	$—	$9,597,018

Moderate Growth ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$7,701,692	$—	$—	$7,701,692
Short-Term Investment	182,029	—	—	182,029
Total	$7,883,721	$—	$—	$7,883,721

The Portfolios did not hold any Level 2 or Level 3 securities during the six months ended June 30, 2016.

There were no transfers into or out of any level during the six months ended June 30, 2016. It is the Portfolios’ policy to record transfers between levels at the end of the reporting period.

* Refer to the Portfolios of Investments for security classifications.

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2016 (Unaudited)

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on ex-date and are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment. Temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Portfolios.

Federal Income Tax – It is each Portfolio’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no Federal income tax provision is required.

Each Portfolio will recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Portfolio’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in each Portfolio’s 2013-2015 tax returns or expected to be taken in each Portfolio’s 2016 tax returns. Each Portfolio identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Portfolios make significant investments. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Portfolios may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Portfolio may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific portfolio are charged to that portfolio. Expenses, which are not readily identifiable to a specific portfolio, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the portfolios in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, the Portfolios expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended June 30, 2016, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, were as follows:

Portfolio	Purchases	Sales
Aggressive Growth ETF Portfolio	$1,080,316	$664,518
Balanced ETF Portfolio	2,558,548	1,829,550
Conservative ETF Portfolio	1,296,733	2,235,169
Growth ETF Portfolio	1,270,508	808,394
Moderate Growth ETF Portfolio	1,990,844	709,416

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2016 (Unaudited)

4.	INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH RELATED PARTIES

ValMark Advisers, Inc. serves as the Portfolios’ investment advisor (the “Advisor”). Pursuant to an advisory agreement with the Trust, on behalf of the Portfolios, the Advisor, under the oversight of the Board, directs the daily investment operations of the Portfolios and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Portfolios pay the Advisor a management fee, computed on average daily net assets and accrued daily and paid monthly, at an annual rate of 0.10% of each Portfolio’s average daily net assets. Please see below for the advisory fees incurred by each Portfolio.

Fund	Advisory Fees
Aggressive Growth ETF Portfolio	$2,590
Balanced ETF Portfolio	3,156
Conservative ETF Portfolio	1,264
Growth ETF Portfolio	4,310
Moderate Growth ETF Portfolio	3,567

The Trust, on behalf of the Portfolios, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (“12b-1 Plan” or “Plan”) for each of Class 2 shares and Investor Class shares. The fee is calculated at an annual rate of 0.25% and 0.50% of the average daily net assets attributable to each Portfolio’s Class 2 shares and Investor Class shares, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution related activities and/or maintenance of each Portfolio’s shareholder accounts, not otherwise required to be provided by the Advisor. For the six months ended June 30, 2016, the Portfolios paid the following in distribution fees under the Plan.

Fund	Distribution Fees
Aggressive Growth ETF Portfolio	$6,379
Balanced ETF Portfolio	7,863
Conservative ETF Portfolio	2,843
Growth ETF Portfolio	8,498
Moderate Growth ETF Portfolio	6,913

In addition, certain affiliates of the Distributor provide services to the Portfolios as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to the terms of an administrative servicing agreement with GFS, each Portfolio pays to GFS a monthly fee for all operating expenses of the Portfolio, which is calculated by each Portfolio on its average daily net assets. Operating expenses include but are not limited to Fund Accounting, Fund Administration, Transfer Agency, Legal Fees, Audit Fees, Compliance Services, Shareholder Reporting Expenses, Trustees Fees and Custody Fees. For the six months ended June 30, 2016, the Trustees received fees in the amount of $4,534 on behalf of each Portfolio.

The approved entities may be affiliates of GFS and the Distributor. A Trustee and certain Officers of the Trust are Officers of GFS, and are not paid any fees directly by the Portfolios for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from GFS under the administrative servicing agreement.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Portfolios on an ad-hoc basis. For the provision of these services, Blu Giant receives fees from GFS under the administrative servicing agreement.

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2016 (Unaudited)

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates presumption of the control of the Portfolio, under section 2(a)(9) of the 1940 Act. As of June 30, 2016, ownership percentages of the holders of the voting securities of each Portfolio that may be deemed to control the Portfolio was as follows:

Aggressive Growth ETF Portfolio

Pruco Life Insurance Company	53%
Ohio National Life Insurance Company	44%

Balanced ETF Portfolio

Pruco Life Insurance Company	38%
Ohio National Life Insurance Company	30%
New York Life Insurance Company	30%

Conservative ETF Portfolio

Jefferson National Life Insurance Company	35%
Pruco Life Insurance Company	33%

Growth ETF Portfolio

Ohio National Life Insurance Company	42%
Pruco Life Insurance Company	33%

Moderate Growth ETF Portfolio

Pruco Life Insurance Company	51%

The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2016 (Unaudited)

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Portfolio distributions paid for the year ended December 31, 2015 and December 31, 2014 was as follows:

	For the year ended December 31, 2015			For the year ended December 31, 2014
	Ordinary	Long-Term		Ordinary	Long-Term
Fund	Income	Capital Gains	Total	Income	Capital Gains	Total

Aggressive Growth ETF Portfolio	$41,961	$158,382	$200,343	$24,856	$52,422	$77,278

Balanced ETF Portfolio	69,018	81,975	150,993	156,009	75,508	231,517

Conservative ETF Portfolio	46,775	4,086	50,861	25,075	14,994	40,069

Growth ETF Portfolio	100,330	202,996	303,326	71,258	56,871	128,129

Moderate Growth ETF Portfolio	191,797	137,052	328,849	124,410	110,276	234,686

As of December 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Post October Loss	Unrealized	Total
	Ordinary	Long-Term	Carry	and	Appreciation/	Accumulated
Fund	Income	Capital Gains	Forwards	Late Year Loss	(Depreciation)	Earnings/(Deficits)

Aggressive Growth ETF Portfolio	$66,562	$66,484	$—	$—	$(179,092)	$(46,046)

Balanced ETF Portfolio	81,500	57,963	—	—	(169,391)	(29,928)

Conservative ETF Portfolio	36,413	—	(2,491)	—	(98,311)	(64,389)

Growth ETF Portfolio	132,725	227,998	—	—	(193,650)	167,073

Moderate Growth ETF Portfolio	77,902	71,839	—	—	(261,477)	(111,736)

The difference between book basis and tax basis accumulated net realized gains and unrealized depreciation from investments is primarily attributable to the tax deferral of losses on wash sales.

At December 31, 2015, the Portfolios had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring
Fund	Short-Term	Long-Term	Total
Conservative ETF Portfolio	$—	$2,491	$2,491

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of ordinary income distributions, resulted in reclassifications for the following Portfolios for the year ended December 31, 2015 as follows:

	Undistributed	Undistributed
	Ordinary Income	Long-Term Gains
Fund	(Loss)	(Loss)
Balanced ETF Portfolio	$(42)	$42
Conservative ETF Portfolio	(26)	26
Moderate Growth ETF Portfolio	(15)	15

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2016 (Unaudited)

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there are no subsequent events requiring adjustment or disclosure in the financial statements.

TOPS® ETF Portfolios
EXPENSE EXAMPLES (Unaudited)
June 30, 2016

As a shareholder of the Portfolios, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 through June 30, 2016.

Actual Expenses

The “Actual” expenses line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, or other expenses charged by your insurance contract or separate account. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
					(5% return before
			Actual		expenses)

	Portfolio’s		Ending	Expenses	Ending	Expenses
	Annualized	Beginning	Account	Paid	Account	Paid
	Expense	Account Value	Value	During	Value	During
Class 1	Ratio	1-1-16	6-30-16	Period*	6-30-16	Period*
Aggressive Growth ETF Portfolio	0.20%	$1,000.00	$1,047.20	$1.02	$1,023.87	$1.01
Balanced ETF Portfolio	0.20%	$1,000.00	$1,049.40	$1.02	$1,023.87	$1.01
Conservative ETF Portfolio	0.20%	$1,000.00	$1,041.10	$1.01	$1,023.87	$1.01
Growth ETF Portfolio	0.20%	$1,000.00	$1,052.40	$1.02	$1,023.87	$1.01
Moderate Growth ETF Portfolio	0.20%	$1,000.00	$1,054.60	$1.02	$1,023.87	$1.01

TOPS® ETF Portfolios
EXPENSE EXAMPLES (Unaudited)(Continued)
June 30, 2016

					Hypothetical
					(5% return before
			Actual		expenses)

	Portfolio’s		Ending	Expenses	Ending	Expenses
	Annualized	Beginning	Account	Paid	Account	Paid
	Expense	Account Value	Value	During	Value	During
Class 2	Ratio	1-1-16	6-30-16	Period*	6-30-16	Period*
Aggressive Growth ETF Portfolio	0.45%	$1,000.00	$1,045.80	$2.29	$1,022.63	$2.26
Balanced ETF Portfolio	0.45%	$1,000.00	$1,048.10	$2.29	$1,022.63	$2.26
Conservative ETF Portfolio	0.45%	$1,000.00	$1,039.50	$2.28	$1,022.63	$2.26
Growth ETF Portfolio	0.45%	$1,000.00	$1,051.50	$2.30	$1,022.63	$2.26
Moderate Growth ETF Portfolio	0.45%	$1,000.00	$1,053.20	$2.30	$1,022.63	$2.26

					Hypothetical
					(5% return before
			Actual		expenses)

	Portfolio’s		Ending	Expenses	Ending	Expenses
	Annualized	Beginning	Account	Paid	Account	Paid
	Expense	Account Value	Value	During	Value	During
Investor Class	Ratio	1-1-16	6-30-16	Period*	6-30-16	Period*
Aggressive Growth ETF Portfolio	0.70%	$1,000.00	$1,043.50	$3.56	$1,021.38	$3.52
Balanced ETF Portfolio	0.70%	$1,000.00	$1,046.70	$3.56	$1,021.38	$3.52
Conservative ETF Portfolio	0.70%	$1,000.00	$1,038.70	$3.55	$1,021.38	$3.52
Growth ETF Portfolio	0.70%	$1,000.00	$1,049.10	$3.57	$1,021.38	$3.52
Moderate Growth ETF Portfolio	0.70%	$1,000.00	$1,048.90	$3.57	$1,021.38	$3.52

* Expenses are equal to the average account value over the period, multiplied by each Portfolio’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (366).

PRIVACY NOTICE

Northern Lights Variable Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS VARIABLE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Variable Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Variable Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Variable Trust

What we do:
How does Northern Lights Variable Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Variable Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Variable Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Variable Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Variable Trust doesn’t jointly market.

This Page Intentionally Left Blank.

This Page Intentionally Left Blank.

PROXY VOTING POLICY

Information regarding how the Portfolios voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolios use to determine how to vote proxies is available without charge, upon request, by calling 1-855-572-5945 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-572-5945.

INVESTMENT ADVISOR
ValMark Advisers, Inc.
130 Springside Drive
Akron, OH 44333

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not Applicable.

Item 3. Audit Committee Financial Expert. Not Applicable.

Item 4. Principal Accountant Fees and Services. Not Applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)	Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 08/31/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 08/31/16

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer/Treasurer

Date 08/31/16